Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of consolidation [text block] [Abstract]
Schedule of financial statements restated
	As previously reported 31 December 2019 USD	Restatement adjustments 31 December 2019 USD	Restated 31 December 2019 USD
CONSOLIDATED STATEMENT OF FINANCIAL POSITION

Warrants	16,983,20 0	(16,983,200)	-
Accumulated losses	(65,340,421)	1,273,740	(64,066,681)

Total equity	125,125,875	(15,709,460)	109,416,415

Derivative warrant liability	-	15,709,460	15,709,460

Current liabilities	79,327,435	15,709,460	95,036,895

Total liabilities	182,126,585	15,709,460	197,836,045

Schedule of subsidiaries percentage of ownership
Legal name	Country of incorporation	Percentage of ownership
		2020	2019

Brooge Petroleum and Gas Investment Company FZE	United Arab Emirates	100%	100%
Brooge Petroleum and Gas Investment Company Phase III FZE	United Arab Emirates	100%	-

BPGIC International (formerly known as Twelve Seas)	Cayman Islands	100%	100%
Brooge Petroleum and Gas Management Company Ltd	United Arab Emirates	100%	-
BPGIC Phase 3 Limited (Jebel Ali Free Zone Authority - Dubai)	United Arab Emirates	100%	-

Schedule of useful life of the assets
Buildings	25 years
Tanks	50 years
Installations (pipeline, pumps and other equipment)	20 - 25 years
Other equipment	5 years
Right-of-use asset - Land	60 years